Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income taxes [Abstract]
Summary of deferred tax assets and liabilities
At June 30, 2012, the Company has unused tax loss carry forwards in the United States of $31,619,622 (2011 - $22,595,854, 2010 - $17,769,298) expiring between the years 2019 and 2032 which are available to reduce taxable income and unused capital loss carry forwards of $2,156,659 (2011 - $nil, 2010 - $nil) expiring in year 2015 which are available to reduce taxable capital gains. As at June 30, 2012 the Company has unused tax loss carry forwards in Canada of $6,369,054 (2011 - $6,643,964, 2010 - $nil) expiring between 2013 and 2032 which are available to reduce taxable income.  As at June 30, 2012 the Company has unused tax loss carry forwards in Mexico and Peru of $30,829,351 (2011 - $29,837,310, 2010 - $24,633,228) which are available to reduce taxable income. The tax effects of the significant components within the Company's deferred tax asset (liability) at June 30, 2012 are as follows:

	2012	2011	2010
United States
Loss carry forwards	10,750,672	6,778,756	5,330,789
Capital loss carry forwards	733,264	-	-
Other	407,381	343,168	(154,964)
Mineral properties	1,248,312	1,299,948	-
Property, plant and equipment	(16,554)	(25,207)	27
Canada
Loss carry forwards	1,592,263	1,660,991	-
Other	2,825	7,469	-
Property, plant and equipment	56,837	63,961	-
Mexico
Loss carry forwards	8,632,218	7,053,872	5,774,229
Property, plant and equipment	97,768	76,997	56,134
Peru
Loss carry forwards	-	1,393,473	1,203,263

Valuation allowance	(23,504,986)	(18,653,428)	(12,209,478)

Net deferred tax asset	-	-	-

Summary of differences as to income tax expense differs from amounts computed by applying statutory tax to pre-tax losses
The income tax expense differs from the amounts computed by applying statutory tax to pre-tax losses as a result of the following:

	2012	2011	2010

Loss before income taxes	(12,091,608)	(28,450,536)	(5,351,958)
Statutory tax rate	34%	30%	30%
Expected recovery at statutory tax rate	(4,111,147)	(8,535,161)	(1,605,587)
Adjustments to benefits resulting from:

Impact of lower tax rate in subsidiaries	524,715	112,345	106,980
Permanent differences	(1,119,555)	-	-
Terminal loss on disposal of asset	(145,571)	5,738,239	(1,509,157)
Valuation allowance	4,851,558	2,684,577	3,007,764

Provision for income taxes	-	-	-